Employee benefits - Pension and other post-employment benefits (Tables)	12 Months Ended
Oct. 31, 2019
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Analysis of Financial Position Related to Pension and Other Post-Employment Benefit Plans
The following table presents the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at

	October 31, 2019		October 31, 2018

(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Canada
Fair value of plan assets	$13,679	$1	$12,587	$1
Present value of defined benefit obligation	14,428	1,722	12,270	1,522
Net surplus (deficit)	$(749)	$(1,721)	$317	$(1,521)
International
Fair value of plan assets	$1,106	$–	$977	$–
Present value of defined benefit obligation	1,089	98	948	100
Net surplus (deficit)	$17	$(98)	$29	$(100)
Total
Fair value of plan assets	$14,785	$1	$13,564	$1
Present value of defined benefit obligation	15,517	1,820	13,218	1,622
Total net surplus (deficit)	$(732)	$(1,819)	$346	$(1,621)
Effect of asset ceiling	(1)	–	(1)	–
Total net surplus (deficit), net of effect of asset ceiling	$(733)	$(1,819)	$345	$(1,621)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$147	$–	$626	$–
Employee benefit liabilities	(880)	(1,819)	(281)	(1,621)
Total net surplus (deficit), net of effect of asset ceiling	$(733)	$(1,819)	$345	$(1,621)

Analysis of Movement in Financial Position Related to Pension and Other Post-Employment Benefit Plans
The following table presents an analysis of the movement in the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at or for the year ended

	October 31, 2019		October 31, 2018

(Millions of Canadian dollars)	Defined benefit pension plans (1)	Other post- employment benefit plans	Defined benefit pension plans (1)	Other post- employment benefit plans
Fair value of plan assets at beginning of period	$13,564	$1	$13,573	$1
Interest income	532	–	476	–
Remeasurements
Return on plan assets (excluding interest income)	910	–	(268)	–
Change in foreign currency exchange rate	9	–	(10)	–
Contributions – Employer	339	72	409	65
Contributions – Plan participant	48	18	49	19
Payments	(601)	(90)	(586)	(84)
Payments – amount paid in respect of any settlements	–	–	(64)	–
Other	(16)	–	(15)	–
Fair value of plan assets at end of period	$14,785	$1	$13,564	$1
Benefit obligation at beginning of period	$13,218	$1,622	$14,005	$1,845
Current service costs	297	39	359	34
Past service costs	1	–	(13)	(25)
Gains and losses on settlements	–	–	13	–
Interest expense	510	65	484	66
Remeasurements
Actuarial losses (gains) from demographic assumptions	(4)	(7)	(164)	(66)
Actuarial losses (gains) from financial assumptions	1,977	196	(828)	(140)
Actuarial losses (gains) from experience adjustments	59	(23)	(22)	(32)
Change in foreign currency exchange rate	12	–	(15)	5
Contributions – Plan participant	48	18	49	19
Payments	(601)	(90)	(586)	(84)
Payments – amount paid in respect of any settlements	–	–	(64)	–
Benefit obligation at end of period	$15,517	$1,820	$13,218	$1,622
Unfunded obligation	$29	$1,671	$27	$1,481
Wholly or partly funded obligation	15,488	149	13,191	141
Total benefit obligation	$15,517	$1,820	$13,218	$1,622

(1)	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2019 were $
14,329
 million and $
13,449
 million, respectively (October 31, 2018 – $
685
 million and $
404
million, respectively).

Summary of Composition of Pension and Other Post-Employment Benefit Expense
The following table presents the composition of our pension and other post-employment benefit expense related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2019	October 31 2018	October 31 2019	October 31 2018
Current service costs	$297	$359	$39	$34
Past service costs	1	(13)	–	(25)
Gains and losses on settlements	–	13	–	–
Net interest expense (income)	(22)	8	65	66
Remeasurements of other long term benefits	–	–	13	(4)
Administrative expense	16	15	–	–
Defined benefit pension expense	$292	$382	$117	$71
Defined contribution pension expense	212	185	–	–
	$504	$567	$117	$71

Summary of Composition of Remeasurements Recorded in OCI related to pension and other post employment benefit plans
The following table presents the composition of our remeasurements recorded in OCI related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Defined benefit pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2019	October 31 2018	October 31 2019	October 31 2018
Actuarial (gains) losses:
Changes in demographic assumptions	$(4)	$(164)	$(11)	$(65)
Changes in financial assumptions	1,977	(828)	186	(134)
Experience adjustments	59	(22)	(22)	(35)
Return on plan assets (excluding interest based on discount rate)	(910)	268	–	–
	$1,122	$(746)	$153	$(234)

Asset Allocation of Defined Benefit Pension Plans
Asset allocation of defined benefit pension plans
(1)

	As at
	October 31, 2019			October 31, 2018

(Millions of Canadian dollars, except percentages)	Fair value	Percentage of total plan assets	Quoted in active market (2)	Fair value	Percentage of total plan assets	Quoted in active market (2)
Equity securities
Domestic	$1,544	10%	100%	$1,259	10%	100%
Foreign	3,215	22	98	3,243	24	99
Debt securities
Domestic government bonds	3,014	21	–	2,643	19	–
Foreign government bonds	396	3	–	288	2	–
Corporate and other bonds	3,458	23	–	3,265	24	–
Alternative investments and other	3,158	21	13	2,866	21	15

	$14,785	100%	35%	$13,564	100%	36%

(1)	The asset allocation is based on the underlying investments held directly and indirectly through the funds as this is how we manage our investment policy and strategies.
(2)	If our assessment of whether or not an asset was quoted in an active market was based on direct investments,
36
% of our total plan assets would be classified as quoted in an active market (October 31, 2018 –
40
%).

Maturity Profile of Defined Benefit Pension Plan Obligation
The following table presents the maturity profile of our defined benefit pension plan obligation.

(Millions of Canadian dollars, except participants and years)	As at October 31, 2019
	Canada	International	Total
Number of plan participants	69,084	7,635	76,719
Actual benefit payments 2019	$551	$50	$601
Benefits expected to be paid 2020	610	50	660
Benefits expected to be paid 2021	630	52	682
Benefits expected to be paid 2022	650	52	702
Benefits expected to be paid 2023	670	52	722
Benefits expected to be paid 2024	690	53	743
Benefits expected to be paid 2025-2029	3,709	258	3,967
Weighted average duration of defined benefit payments	16.0 years	19.2 years	16.2 years

Pension and Other Post-Employment Benefits -Weighted Average Assumptions to Determine Benefit Obligation
Weighted average assumptions to determine benefit obligation

	As at
	Defined benefit pension plans		Other post-employment benefit plans

	October 31 2019	October 31 2018	October 31 2019	October 31 2018
Discount rate	3.0%	4.0%	3.3%	4.1%
Rate of increase in future compensation	3.3%	3.3%	n.a.	n.a.
Healthcare cost trend rates (1)
– Medical	n.a.	n.a.	3.5%	3.5%
– Dental	n.a.	n.a.	3.1%	3.1%

(1)	For our other post-employment benefit plans, the assumed trend rates used to measure the expected benefit costs of the defined benefit obligations are also the ultimate trend rates.
n.a. not applicable

Mortality Assumptions to Determine Defined Benefit Pension Plan Obligation
The following table summarizes the mortality assumptions used for material plans.

	As at
	October 31, 2019				October 31, 2018
	Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
	Age 65		Age 45		Age 65		Age 45

(In years)	Male	Female	Male	Female	Male	Female	Male	Female
Country
Canada	23.7	24.1	24.7	25.0	23.7	24.1	24.7	25.0
United States	20.6	22.6	22.2	24.1	20.6	22.7	22.3	24.2
United Kingdom	23.5	25.2	25.1	27.0	23.4	25.2	25.0	26.9

Sensitivity Analysis of Key Assumptions	The following table presents the sensitivity analysis of key assumptions for 2019.

	Increase (decrease) in obligation

(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans
Discount rate
Impact of 100 bps increase in discount rate	$(2,248)	$(239)
Impact of 100 bps decrease in discount rate	2,834	304
Rate of increase in future compensation
Impact of 50 bps increase in rate of increase in future compensation	66	1
Impact of 50 bps decrease in rate of increase in future compensation	(70)	(1)
Mortality rate
Impact of an increase in longevity by one additional year	425	36
Healthcare cost trend rate
Impact of 100 bps increase in healthcare cost trend rate	n.a.	81
Impact of 100 bps decrease in healthcare cost trend rate	n.a.	(68)

n.a.	not applicable